Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Derivatives [Abstract]
Hedging Derivates [text block table]
Hedge accounting relationships impacted by the IASB Benchmark Reform amendments
	Dec 31, 2021	Dec 31, 2020
in € m.	Notional	Notional
Fair value hedge
CHF LIBOR	0	493
GBP LIBOR	0	2,073
JPY LIBOR	0	1,383
USD LIBOR	20,298	20,877

Value of Derivatives held as Fair Value Hedges [text block table]
Derivatives held as fair value hedges
	Dec 31, 2021			2021	Dec 31, 2020			2020
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as fair value hedges	3,713	1,000	78,176	(1,454)	5,845	1,362	87,937	882

	2021	2020
in € m.	Hedge ineffectiveness	Hedge ineffectiveness
Result of fair value hedges	139	(175)

Fair Value Hedges [text block table]
Financial instruments designated as fair value hedges
	Dec 31, 2021						2021
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	12,397	0	(221)	0	4	0	(724)
Bonds at amortized cost	582	0	5	0	2	0	(12)
Long-term debt	0	62,294	0	1,595	0	302	2,329
Deposits	0	0	0	0	0	0	0
Loans at amortized cost	0	0	0	0	0	0	0

	Dec 31, 2020						2020
	Carrying amount of Financial instruments designated as fair value hedges		Accumulated amount of fair value hedge adjustments - Total		Accumulated amount of fair value hedge adjustments - Terminated hedge relationships		Fair Value changes used for hedge effectiveness
in € m.	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Financial assets at fair value through other comprehensive income	25,568	0	100	0	2	0	12
Bonds at amortized cost	831	0	22	0	4	0	63
Long-term debt	0	57,883	0	4,196	0	629	(1,132)
Deposits	0	0	0	0	0	0	0
Loans at amortized cost	0	0	0	0	0	0	0

Value of Derivatives held as Cash Flow Hedges [text block table]
Derivatives held as cash flow hedges
	Dec 31, 2021			2021	Dec 31, 2020			2020
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as cash flow hedges	49	43	7,451	(75)	79	0	6,171	(14)

Cash Flow Hedge Balances [text block table]
Cash flow hedge balances
in € m.	Dec 31, 2021	Dec 31, 2020	Dec 31, 2019
Reported in Equity[1]	(42)	11	21
thereof relates to terminated programs	0	0	0
Gains (losses) posted to equity for the year ended	1	(14)	(2)
Gains (losses) removed from equity for the year ended	(54)	4	(2)
thereof relates to terminated programs	0	0	0
Changes of hedged item's value used for hedge effectiveness	66	(7)	0
Ineffectiveness recorded within P&L	25	(12)	0

[1] Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Value of Derivatives held as Net Investment Hedges [text block table]
Derivatives held as net investment hedges
	Dec 31, 2021			2021	Dec 31, 2020			2020
in € m.	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness	Assets	Liabilities	Nominal amount	Fair Value changes used for hedge effectiveness
Derivatives held as net investment hedges	227	1,093	39,087	(1,707)	1,617	408	40,277	1,933

	2021		2020
in € m.	Fair value changes recognised in Equity[1]	Hedge ineffectiveness	Fair value changes recognised in Equity[1]	Hedge ineffectiveness
Result of net investment hedges	1,892	(179)	(1,415)	(186)

[1] Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.

Profile of NIH hedging instruments [text block table]
Profile of derivatives held as net investment hedges
in € m.	Within 1 year	1–3 years	3–5 years	Over 5 years
As of December 31, 2021
Nominal amount Foreign exchange forwards	38,965	103	16	3
Nominal amount Foreign exchange swaps	0	0	0	0
Total	38,965	103	16	3
As of December 31, 2020
Nominal amount Foreign exchange forwards	40,217	60	0	0
Nominal amount Foreign exchange swaps	0	0	0	0
Total	40,217	60	0	0